UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  Read instructions at end of Form before preparing Form.

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1.     Name and address of issuer:   Legg Mason Cash Reserve Trust
                                     100 Light Street, Baltimore, Maryland 21202

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2.     The name of each series or class of  securities  for  which this Form is filed  (if  the  Form is  being  filed  for all  series  and  classes  of securities  of the  issuer,  check  the box  but do not  list  series  or
       classes):                                                         [x]
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3.     Investment Company Act File Number:  811-2853

       Securities Act File Number:          2-62218

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4(a).  Last day of fiscal year for which this Form is filed:   August 31, 2000

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4(b).  [  ]   Check box if this Form is being  filed  late  (i.e.,  more than 90
       90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).  [  ]   Check box if this is the last time the issuer will be filing this
       Form.
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5.     Calculation of registration fee:

       (i)      Aggregate sale price of
                securities sold during the fiscal
                year pursuant to section 24(f):              $ 5,918,315,118.96
                                                             -------------------
       (ii)     Aggregate price of securities
                redeemed or repurchased during
                the fiscal year:                             $ 5,745,513,986.72
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       (iii)    Aggregate price of securities
                redeemed or repurchased during
                any prior fiscal year ending no
                earlier than October 11, 1995
                that were not previously used to
                reduce registration fees payable
                to the Commission:                                       $(0.00)
                                                                         -------
       (iv)     Total available redemption
                credits [add Items 5(ii) and
                5(iii)]:                                    -$ 5,745,513,986.72
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       (v)      Net sales - if Item 5(i) is
                greater than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:                     $172,801,132.24
                                                                ----------------
       (vi)     Redemption credits available for
                use in future years if Item 5(i)
                is less than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:                              $(0.00)
                                                                         -------
       (vii)    Multiplier for determining
                registration fee (See instruction
                C.9):                                                  =$.000264
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


       (viii)   Registration fee due [multiply
                Item 5(v) by Item 5(vii)] (enter
                "0" if no fee is due):                               =$45,619.50
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6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

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7.     Interest due - if  this  Form is being  filed more than 90 days after the
       end of the issuer's fiscal year (see Instruction D):         +$       n/a

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8.     Total of the  amount of the  registration  fee due plus any  interest due
       [line 5(viii) plus line 7]:

                                   =$45,619.50
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9.     Date the  registration  fee and  any  interest  payment  was  sent to the
       Commission's lockbox depository:

       NOVEMBER 28, 2000                 CIK:     0000276300
       -----------------                          ----------

       Method of Delivery:

       [x]      Wire Transfer
       [ ]      Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Marie K. Karpinski
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                               Marie K. Karpinski, Vice President and Treasurer
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Date:                          NOVEMBER 29, 2000
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* Please print the name and title of the signing officer below the signature.